Related Party Transactions - Annual activity of loans outstanding to related parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance beginning of year	$ 3,852,658	$ 4,052,339
Additions	1,876,445	1,156,220
Repayments	(2,206,056)	(1,355,901)
Balance, end of year	$ 3,523,047	$ 3,852,658